Stockholders' Equity (Deficit) and Common Stock	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 9. Stockholders' Equity (Deficit) and Common Stock

On August 22, 2012, our Board of Directors and shareholders holding a majority of the total issued and outstanding shares of common stock pursuant to written consents in lieu of a meeting approved a further amendment to our Articles of Incorporation to increase the authorized capital (the “2012 Amendment”). The 2012 Amendment was filed with the Nevada Secretary of State on August 22, 2012 increasing our authorized capital from 300,000,000 shares of common stock to 5,000,000,000 shares of common stock, par value $0.001. The authorized capital of preferred stock remained unchanged at 10,000,000 shares, par value $0.001.

On January 4, 2012, the Board of Directors approved the issuance of 18,422 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 28, 2011 in the amount of $3,500. In accordance with the terms of the note, the shares were issued at $0.19 per share.

On January 4, 2012, the Board of Directors approved the issuance of 40,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $6,000. In accordance with the terms of the note, the shares were issued at $0.15 per share.

On January 24, 2012, the Board of Directors authorized the issuance of an aggregate 50,000,000 shares of its restricted common stock at a per share price of $0.001. Of the 50,000,000 shares of restricted common stock issued, an aggregate 30,000,000 shares were issued to Dror Svorai, the President/Chief Executive Officer of the Company, in recognition of his outstanding services, loyalty and dedication to the Company during the period of November 23, 2011 through January 23, 2011. Of the 50,000,000 shares of restricted common stock issued, an aggregate 20,000,000 shares were issued to Jon Cooper, the President of NexPhase Lighting Inc., in recognition of his business accomplishments to the Company during fiscal year 2011.

On January 17, 2012, the Board of Directors approved the issuance of 45,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $1,350. In accordance with the terms of the note, the shares were issued at $0.03 per share.

On January 25, 2012, the Board of Directors approved the issuance of 2,357,951 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 23, 2011 in the amount of $23,600. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 25, 2012, the Board of Directors approved the issuance of 107,767 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 18, 2011 in the amount of $1,078. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 25, 2012, the Board of Directors approved the issuance of 34,282 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 21, 2011 in the amount of $343. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 27, 2012, the Board of Directors approved the issuance of 214,286 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 28, 2011 in the amount of $12,000. In accordance with the terms of the note, the shares were issued at $0.056 per share.

On January 30, 2012, the Board of Directors approved the issuance of 2,700,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 29, 2010 in the amount of $27,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 30, 2012, the Board of Directors approved the issuance of 227,500 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated December 5, 2011 in the amount of $18,200. In accordance with the terms of the note, the shares were issued at $0.08 per share.

On February 1, 2012, the Board of Directors approved the issuance of 2,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 15, 2010 in the amount of $28,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On February 2, 2012, the Board of Directors approved the issuance of 67,115 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0745 per share.

On February 15, 2012, the Board of Directors approved the issuance of 148,148 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.0675 per share.

On February 15, 2012, the Board of Directors approved the issuance of 107,259 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 28, 2011 in the amount of $7,240. In accordance with the terms of the note, the shares were issued at $0.0675 per share.

On February 17, 2012, the Board of Directors approved the issuance of 274,726 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $12,500. In accordance with the terms of the note, the shares were issued at $0.0455 per share.

On February 21, 2012, the Board of Directors approved the issuance of 277,778 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $15,000. In accordance with the terms of the note, the shares were issued at $0.054 per share.

On February 21, 2012, the Board of Directors approved the issuance of 2,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 15, 2012 in the amount of $25,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On February 27, 2012, the Board of Directors approved the issuance of 3,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 24, 2011 in the amount of $30,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On March 1, 2012, the Board of Directors approved the issuance of 3,400,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $3,400. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 1, 2012, the Board of Directors approved the issuance of 3,600,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $3,600. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 1, 2012, the Board of Directors approved the issuance of 3,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $3,800. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 1, 2012, the Board of Directors approved the issuance of 4,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $4,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 8, 2012, the Board of Directors approved the issuance of 434,783 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $12,000. In accordance with the terms of the note, the shares were issued at $0.0276 per share.

On March 14, 2012, the Board of Directors approved the issuance of 434,783 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.023 per share.

On March 15, 2012, the Board of Directors approved the issuance of 1,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated September 2, 2010 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On March 20, 2012, the Board of Directors approved the issuance of 2,200,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 23, 2011 in the amount of $11,000. In accordance with the terms of the note, the shares were issued at $0.005 per share.

On March 20, 2012, the Board of Directors approved the issuance of 1,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $9,000. In accordance with the terms of the note, the shares were issued at $0.005 per share.

On March 22, 2012, the Board of Directors approved the issuance of 426,394 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $6,395. In accordance with the terms of the note, the shares were issued at $0.015 per share.

On March 27, 2012, the Board of Directors approved the issuance of 469,364 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $8,120. In accordance with the terms of the note, the shares were issued at $0.0173 per share.

On March 29, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 9, 2010 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 30, 2012, the Board of Directors approved the issuance of 1,357,302 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $10,180. In accordance with the terms of the note, the shares were issued at $0.0745 per share.

On April 9, 2012, the Board of Directors approved the issuance of 2,700,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated March 31, 2011 in the amount of $5,600. In accordance with the terms of the note, the shares were issued at $0.0021 per share.

On April 9, 2012, the Board of Directors approved the issuance of 4,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $9,000. In accordance with the terms of the note, the shares were issued at $0.002 per share.

On April 17, 2012, the Board of Directors approved the issuance of 2,158,429 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 24, 2011 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.0046 per share.

On April 25, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated September 2, 2010 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On April 25, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On April 25, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On April 26, 2012, the Board of Directors approved the issuance of 6,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $6,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 2, 2012, the Board of Directors approved the issuance of 1,598,280 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 24, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0046 per share.

On May 8, 2012, the Board of Directors approved the issuance of 5,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $5,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 23, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated September 2, 2010 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 29, 2012, the Board of Directors approved the issuance of 3,634,616 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $12,000. In accordance with the terms of the note, the shares were issued at $0.0039 per share.

On May 29, 2012, the Board of Directors approved the issuance of 5,600,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $5,600. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 29, 2012, the Board of Directors approved the issuance of 6,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated March 31, 2011 in the amount of $6,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 1, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 1, 2011 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 2, 2012, the Board of Directors approved the issuance of 5,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 1, 2011 in the amount of $5,800. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 9, 2012, the Board of Directors approved the issuance of 5,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 8, 2010 in the amount of $5,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 12, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 8, 2010 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 13, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 16, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 1, 2011 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 26, 2012, the Board of Directors approved the issuance of 10,230,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 30, 2010 in the amount of $10,230. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 31, 2012, the Board of Directors approved the issuance of 10,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0005 per share.

On August 13, 2012, the Board of Directors approved the issuance of 11,111,112 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On August 21, 2012, the Board of Directors approved the issuance of 10,576,923 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $5,500. In accordance with the terms of the note, the shares were issued at $0.0005 per share.

On August 22, 2012, the Board of Directors approved the issuance of 11,200,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $4,480. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On August 31, 2012, the Board of Directors authorized the issuance of 50,000,000 shares of its restricted common stock at a per share price of $0.001 to Jorge Schcolnik as partial compensation in connection with his appointment as the President and a Director of the Company. The shares were valued at $0.0005, the market value of the shares on the date of issuance, for a total of $25,000.

On September 4, 2012, the Board of Directors approved the issuance of 14,141,360 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $3,535. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 11, 2012, the Board of Directors approved the issuance of 150,000,000 unregistered common shares to the shareholders of CCWC as an initial deposit relating to the acquisition of CCWC.  The shares were valued at $0.0007, the market value per share on the date of issuance, for a total of $105,000.

On September 13, 2012, the Board of Directors approved the issuance of 10,714,286 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $3,000. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 13, 2012, the Board of Directors approved the issuance of 7,945,964 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 15, 2012 in the amount of $2,225. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 13, 2012, the Board of Directors approved the issuance of 23,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $6,900. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 14, 2012, the Board of Directors approved the issuance of 23,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 23, 2011 in the amount of $3,067. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 17, 2012, the Board of Directors approved the issuance of 24,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 11, 2011 in the amount of $3,200. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 18, 2012, the Board of Directors approved the issuance of 25,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated March 02, 2011 in the amount of $3,542. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 19, 2012, the Board of Directors approved the issuance of 25,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 23, 2011 in the amount of $3,750. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 20, 2012, the Board of Directors approved the issuance of 22,857,143 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $6,400. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 27, 2012, the Board of Directors approved the issuance of 22,857,143 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $6,400. In accordance with the terms of the note, the shares were issued at $0.0003 per share.